Stockholders' Equity (Tables)	6 Months Ended
Jun. 30, 2021
Equity [Abstract]
Schedule of Stock by Class	As of December 31, 2019 and 2020, the Company had outstanding Series A, A-1, B, C and C-1 Preferred Stock (individually referred to as “Series A, A-1, B, C or C-1” or collectively “Preferred Stock”) as follows (in thousands, except share and per share amounts):

	As of December 31, 2019 and 2020
	Issue Price per Share	Shares Authorized	Issued and Outstanding	Net Carrying Value	Liquidation Preference
Series A	$0.26	30,525,040	30,525,040	$8,000	$8,000
Series A-1	$0.82	6,764,960	6,764,960	5,541	5,541
Series B	$1.67	17,955,840	17,955,840	30,000	30,000
Series C	$4.85	6,511,400	6,511,400	31,377	31,561
Series C-1	$5.90	52,407,360	52,407,360	309,015	309,400
Total		114,164,600	114,164,600	$383,933	$384,502